Employee benefits - Plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Abstract]
Equity instruments	$ 2,422	$ 2,149
Debt instruments	866	658
Property	439	429
Other	103	273
Total plan assets	$ 3,830	$ 3,509